S000019841 [Member] Expense Example - Columbia Variable Portfolio - High Yield Bond Fund	Dec. 31, 2025 USD ($)
Columbia Variable Portfolio - High Yield Bond Fund Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 79
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	495
Expense Example, with Redemption, 10 Years	1,118
Columbia Variable Portfolio - High Yield Bond Fund Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	424
Expense Example, with Redemption, 10 Years	964
Columbia Variable Portfolio - High Yield Bond Fund Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	559
Expense Example, with Redemption, 10 Years	$ 1,257